Issued share capital, share premium account and share options - Range of exercise price (Details) € / shares in Units, € in Millions, Options in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€) Options € / shares	Mar. 31, 2022 EUR (€) Options € / shares	Mar. 31, 2021 EUR (€) Options € / shares	Mar. 31, 2020 Options € / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted-average exercise price	€ 11.24	€ 10.57	€ 9.83	€ 9.57
Number of options outstanding | Options	18.7	22.8	30.0	34.8
Weighted average remaining contractual life	3 years 8 months 1 day
Share based payments | €	€ 16.2	€ 8.6	€ 3.6
Share-based payment arrangements, service period for option plan	5 years
LTIP 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based payment arrangements, service period for share award plan	3 years
Exercise price of 6.25
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 6.25
Exercise price of 6.74 [Member
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	6.74
Exercise price of 8.35
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	8.35
Exercise price of 11.12
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 11.12
Number of options outstanding | Options	17.0
Weighted average remaining contractual life	3 years 10 months 24 days
Exercise price of 12.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 12.00
Number of options outstanding | Options	1.6
Weighted average remaining contractual life	1 year 4 months 24 days
Exercise price of 14.40
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 14.40
Number of options outstanding | Options	0.1
Weighted average remaining contractual life	1 year 4 months 24 days
Exercise price of 17.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 17.55